Impairments of Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 North American Lab [Member]	Sep. 30, 2012 North American Lab [Member]	Dec. 31, 2011 North American Lab [Member]	Dec. 31, 2010 North American Lab [Member]	Dec. 31, 2012 European Lab [Member]	Sep. 30, 2012 European Lab [Member]	Dec. 31, 2011 European Lab [Member]	Dec. 31, 2010 European Lab [Member]	Sep. 30, 2010 Science Education [Member]	Dec. 31, 2011 Science Education [Member]	Dec. 31, 2010 Science Education [Member]	Dec. 31, 2012 Science Education [Member]	Dec. 31, 2012 Science Education [Member] Trademarks and tradenames [Member]	Sep. 30, 2011 Science Education [Member] Trademarks and tradenames [Member]	Sep. 30, 2010 Science Education [Member] Trademarks and tradenames [Member]
Goodwill And Intangible Assets [Line Items]
Impairment charges				$ 0				$ 0
Estimated fair value exceeds carrying value of indefinite-lived intangible assets					63				110							2
Estimated fair value exceeds carrying value of goodwill					225				575
Indefinite-lived intangible assets, carrying value																	18.7	30.0
Indefinite-lived intangible assets, estimated fair values																	15.4	18.7
Pre-tax impairment charges													3.3	11.3
Goodwill, Carrying Value	1,877.4	1,795.1	1,757.1	1,032.1		1,007.4	948.7	845.3		787.7	808.4	36.8
Impairment loss												$ 36.8